PORTFOLIO OF INVESTMENTS – as of September 30, 2019 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks – 98.0% of Net Assets
	Air Freight & Logistics – 2.1%
262,280	Expeditors International of Washington, Inc.	$19,484,781

	Airlines – 0.9%
298,100	American Airlines Group, Inc.	8,039,757

	Automobiles – 2.8%
1,015,200	Fiat Chrysler Automobiles NV	13,146,840
348,600	General Motors Co.	13,065,528

		26,212,368

	Banks – 5.8%
665,770	Bank of America Corp.	19,420,511
314,000	Citigroup, Inc.	21,691,120
255,800	Wells Fargo & Co.	12,902,552

		54,014,183

	Beverages – 3.5%
164,403	Coca-Cola Co. (The)	8,950,099
411,264	Monster Beverage Corp.(a)	23,877,988

		32,828,087

	Biotechnology – 4.2%
28,795	Amgen, Inc.	5,572,120
104,732	BioMarin Pharmaceutical, Inc.(a)	7,058,937
96,473	Regeneron Pharmaceuticals, Inc.(a)	26,761,610

		39,392,667

	Capital Markets – 7.7%
247,600	Bank of New York Mellon Corp. (The)	11,193,996
345,000	Charles Schwab Corp. (The)	14,431,350
36,590	FactSet Research Systems, Inc.	8,890,272
49,377	MSCI, Inc.	10,751,842
225,106	SEI Investments Co.	13,338,656
223,200	State Street Corp.	13,211,208

		71,817,324

	Communications Equipment – 1.4%
262,427	Cisco Systems, Inc.	12,966,518

	Consumer Finance – 2.6%
44,296	American Express Co.	5,239,331
206,800	Capital One Financial Corp.	18,814,664

		24,053,995

	Electronic Equipment, Instruments & Components – 1.6%
164,900	TE Connectivity Ltd.	15,365,382

	Energy Equipment & Services – 0.7%
199,383	Schlumberger Ltd.	6,812,917

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 1.7%
59,490	Netflix, Inc.(a)	$15,920,714

	Food Products – 1.2%
623,866	Danone S.A., Sponsored ADR	10,936,433

	Health Care Equipment & Supplies – 0.8%
13,849	Alcon, Inc.(a)	807,258
56,275	Varian Medical Systems, Inc.(a)	6,701,790

		7,509,048

	Health Care Providers & Services – 1.5%
216,200	CVS Health Corp.	13,635,734

	Health Care Technology – 1.4%
191,345	Cerner Corp.	13,043,989

	Hotels, Restaurants & Leisure – 5.5%
100,200	Hilton Worldwide Holdings, Inc.	9,329,622
181,441	Starbucks Corp.	16,043,013
379,356	Yum China Holdings, Inc.	17,234,143
80,248	Yum! Brands, Inc.	9,102,531

		51,709,309

	Household Products – 2.0%
110,325	Colgate-Palmolive Co.	8,109,991
83,400	Procter & Gamble Co. (The)	10,373,292

		18,483,283

	Industrial Conglomerates – 1.5%
1,532,750	General Electric Co.	13,702,785

	Insurance – 1.6%
275,655	American International Group, Inc.	15,353,983

	Interactive Media & Services – 9.4%
28,569	Alphabet, Inc., Class A(a)	34,886,749
9,980	Alphabet, Inc., Class C(a)	12,165,620
228,877	Facebook, Inc., Class A(a)	40,758,416

		87,810,785

	Internet & Direct Marketing Retail – 8.4%
164,405	Alibaba Group Holding Ltd., Sponsored ADR(a)	27,493,448
19,359	Amazon.com, Inc.(a)	33,605,482
7,100	Booking Holdings, Inc.(a)	13,934,531
290,543	Qurate Retail, Inc., Class A(a)	2,996,951

		78,030,412

	IT Services – 5.1%
33,476	Automatic Data Processing, Inc.	5,403,696
27,900	MasterCard, Inc., Class A	7,576,803
200,714	Visa, Inc., Class A	34,524,815

		47,505,314

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – 2.2%
63,100	Caterpillar, Inc.	$7,970,161
74,111	Deere & Co.	12,501,043

		20,471,204

	Media – 3.3%
38,130	Charter Communications, Inc., Class A(a)	15,714,136
336,700	Comcast Corp., Class A	15,178,436

		30,892,572

	Oil, Gas & Consumable Fuels – 1.6%
384,300	Apache Corp.	9,838,080
81,800	Concho Resources, Inc.	5,554,220

		15,392,300

	Pharmaceuticals – 2.9%
46,611	Merck & Co., Inc.	3,923,714
69,265	Novartis AG, Sponsored ADR	6,019,129
249,637	Novo Nordisk AS, Sponsored ADR	12,906,233
112,547	Roche Holding AG, Sponsored ADR	4,102,338

		26,951,414

	Semiconductors & Semiconductor Equipment – 5.1%
222,030	Intel Corp.	11,441,206
80,557	NVIDIA Corp.	14,022,557
201,628	QUALCOMM, Inc.	15,380,184
56,465	Texas Instruments, Inc.	7,297,536

		48,141,483

	Software – 6.6%
144,085	Autodesk, Inc.(a)	21,281,354
97,923	Microsoft Corp.	13,614,235
482,653	Oracle Corp.	26,560,395

		61,455,984

	Technology Hardware, Storage & Peripherals – 1.3%
52,590	Apple, Inc.	11,778,582

	Textiles, Apparel & Luxury Goods – 1.6%
734,572	Under Armour, Inc., Class A(a)	14,647,366

	Total Common Stocks (Identified Cost $714,023,041)	914,360,673

Principal Amount	Description	Value (†)
Short-Term Investments – 2.3%
$21,592,569	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2019 at 1.100% to be repurchased at $21,593,228 on 10/01/2019 collateralized by $20,645,000 U.S. Treasury Note, 2.625% due 12/31/2025 valued at $22,028,029 including accrued interest(b) (Identified Cost $21,592,569)	$21,592,569

	Total Investments – 100.3% (Identified Cost $735,615,610)	935,953,242
	Other assets less liabilities – (0.3)%	(2,341,747)

	Net Assets – 100.0%	$933,611,495

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$914,360,673	$—	$—	$914,360,673
Short-Term Investments	—	21,592,569	—	21,592,569

Total	$914,360,673	$21,592,569	$—	$935,953,242

* Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2019 (Unaudited)

Interactive Media & Services	9.4%
Internet & Direct Marketing Retail	8.4
Capital Markets	7.7
Software	6.6
Banks	5.8
Hotels, Restaurants & Leisure	5.5
Semiconductors & Semiconductor Equipment	5.1
IT Services	5.1
Biotechnology	4.2
Beverages	3.5
Media	3.3
Pharmaceuticals	2.9
Automobiles	2.8
Consumer Finance	2.6
Machinery	2.2
Air Freight & Logistics	2.1
Household Products	2.0
Other Investments, less than 2% each	18.8
Short-Term Investments	2.3

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%